Noncontrolling Interest	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest
Noncontrolling Interest

12.Noncontrolling Interest

As of December 31, 2022, the Group’s noncontrolling interest mainly included equity interest in DouYu Japan. The following schedule shows the effects of changes in the ownership interest of the Company in its subsidiaries on equity attributed to DouYu International for the years ended December 31, 2020, 2021 and 2022.

12.Noncontrolling Interest (Continued)

Below are the changes in the Group’s ownership in its subsidiaries on the Group’s equity.

	Years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net income (loss) attributable to DouYu’s ordinary shareholders	485,498,597	(581,883,146)	(75,422,408)
Transfers to noncontrolling interest
Decrease in DouYu’s additional paid-in capital for acquisition of noncontrolling interest in Shuangsi (1)	(2,271,492)	—	—
Decrease in DouYu’s additional paid-in capital due to capital contribution from noncontrolling interest shareholder in DouYu Japan (2)	(7,700,837)	—	—
Decrease in DouYu’s additional paid-in capital due to additional capital contribution in DouYu Japan (3)	—	—	(14,992,166)
Increase in DouYu’s additional paid-in capital due to repurchase of noncontrolling interest in Gogo Glocal (Note 13)	11,171,730	—	—
Net transfers to noncontrolling interest	1,199,401	—	(14,992,166)
Change from net income attribute to DouYu and transfers to noncontrolling interest	486,697,998	(581,883,146)	(90,414,574)
(1)	In March 2020, the Group purchased 15% equity of Chengdu Shuangsi Culture Broadcasting Co., Ltd (“Shuangsi”)with cash consideration of RMB4,500,000. The difference between the fair value of the consideration paid and the carrying amount of the noncontrolling interest acquired was recognized in additional paid-in capital.
(2)	In April, June and November, 2020, the Group and noncontrolling interest shareholder purchased the newly issued common shares of DouYu Japan with consideration of JPY4,189,200,000 (equivalent to RMB272,248,433 ) and JPY1,610,800,000 (equivalent to RMB105,129,847 ), respectively. As a result of these transactions, the noncontrolling interest shareholder’s ownership interest increased from 14.9% to 28.9% while the Group retains its controlling financial interest in DouYu Japan. The difference between the consideration received and the amount of the noncontrolling interest was adjusted was recognized in additional paid-in capital.
(3)	During the year ended December 31, 2022, the Group acquired additional newly issued common shares of DouYu Japan with consideration of JPY7,499,997,600 (equivalent to RMB397,078,638). As a result of this transaction, the noncontrolling interest shareholder’s ownership interest decreased from 28.9% to 22.4%. The difference of RMB14,992,166 between the cash consideration paid and the carrying amount of the noncontrolling interest was recorded as an adjustment to the Group’s additional paid-in capital.